SUPPLEMENT DATED JANUARY 1, 2000 TO SM&R EQUITY FUNDS, CLASS A, B AND C PROSPECTUS DATED MAY 1, 1999.

THIS SUPPLEMENT REFLECTS CHANGES TO THE SM&R EQUITY FUNDS, CLASS A, B, C PROSPECTUS DATED MAY 1, 1999. WITHIN PAGES 23-32 OF THE CURRENT PROSPECTUS, CERTAIN MODIFICATIONS HAVE BEEN MADE TO SERVICES AVAILABLE AND ARE CROSS-REFERENCED BY PAGE NUMBER IN THIS NEW "SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS".

        SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
-------------------------------------------------------------------------

                  IMPORTANT SHAREHOLDER FACTS AND INFORMATION

THIS SECTION OF THE PROSPECTUS IS PROVIDED TO HELP YOU BECOME FAMILIAR WITH THE TYPES OF ACCOUNTS AND SERVICES AVAILABLE IN THE SM&R MUTUAL FUNDS. IT EXPLAINS THE VARIOUS SERVICES AND FEATURES YOU CAN ESTABLISH AS PART OF YOUR ACCOUNT IN THE "FUNDS" AS WELL AS ACCOUNT POLICIES AND FEES THAT MAY APPLY TO YOUR ACCOUNT.

 WEB SITE:  www.smrinvest.com (NEW)

 BUSINESS HOURS:
      8:00 A.M. TO 4:30 P.M. CENTRAL TIME
      EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING ("REGULAR TRADING DAY")

     24-HOUR ACCESS TO ACCOUNT INFORMATION. SEE "VOICE RESPONSE UNIT" UNDER "OTHER SERVICES" (NEW)

 MAILING ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      P.O. BOX 58969
      HOUSTON, TEXAS 77258-8969

 OVERNIGHT MAILING ADDRESS AND STREET ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      2450 SOUTH SHORE BOULEVARD, SUITE 400
      LEAGUE CITY, TEXAS 77573

 IMPORTANT PHONE NUMBERS:
      INVESTOR HOTLINE/VOICE RESPONSE: (NEW)
          1-877-239-2049
      INVESTOR SERVICES DEPARTMENT:
          1-800-231-4639

 FAX NUMBERS: (NEW)
      TRANSFER AGENCY:
          1-281-538-4983

 WIRING INSTRUCTIONS:
      MOODY NATIONAL BANK OF GALVESTON
      ABA #113100091
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      #035 868 9
      NAME OF CLASS AND FUND (E.G. CLASS A OF THE GOVERNMENT BOND FUND) FUND ACCOUNT NUMBER (NUMBER APPEARS ON YOUR CONFIRMATION STATEMENT) YOUR NAME (E.G., MARY SMITH)

 THIRD PARTY CHECKS
 To prevent fraud, SM&R will not accept checks made payable to third parties to open new accounts. Tax-deferred rollover checks, properly endorsed, will be accepted.

 MINIMUM INVESTMENT AMOUNTS:
 The Funds' low investment minimums make investing easy. Once you decide on a fund, an investment amount, and a share class simply talk to your representative or broker-dealer, or fill out an application and send in your investment.

 The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.

                                            INITIAL        ADDITIONAL
Regular Accounts                             $  100           $ 20
Automatic Investment Plan                    $  100           $ 20
Retirement Plans                             $  100           $ 20
Primary and Money Market Funds               $1,000           $100

 CERTIFICATES
 Share certificates are not issued by the Funds. Your purchases are maintained on the records of the Funds in book shares. This provides you with easy access to your shares. You have the same rights of share ownership as you would if certificates had been issued.

 SPECIAL FEES:
     - Tax-deferred: $7.50 per account custodian fee deducted annually
     - Wiring fee: $10.00 for wire redemption proceeds under $10,000 (PAGE 29)

 SIGNATURE GUARANTEE REQUIREMENTS:
 Required on all redemptions in amounts of $50,000 or more. Other requirements apply, see page 6.

 CHECK WRITING OPTION:
 Available in the SM&R Money Market Fund only. Refer to "Important Facts About Redeeming"

 TELEPHONE SERVICES: (PAGE 25)
 SM&R will automatically establish a telephone redemption/exchange option for all non-qualified and non-tax deferred accounts, unless you instruct us not to do so. These services are not available to participants of post-secondary education programs. Refer to "Telephone Services"

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

PLEASE KEEP IN MIND THAT THE ACCOUNT POLICIES (INCLUDING FEES), SERVICES AND FEATURES MAY BE MODIFIED OR DISCONTINUED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE. DURING TIMES OF ECONOMIC TURMOIL OR MARKET VOLATILITY, SEVERE WEATHER, OR NATURAL DISASTER YOU MAY NOT BE ABLE TO REACH SM&R BY TELEPHONE TO INSTITUTE A REDEMPTION OR EXCHANGE. (NEW)

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

TYPES OF ACCOUNTS AVAILABLE (NEW)

BELOW IS A BRIEF EXPLANATION OF THE DIFFERENT ACCOUNTS AVAILABLE IN THE FUNDS.

  INDIVIDUAL OR JOINT OWNERSHIP
    Individual accounts are owned by one person. Joint accounts have two or more owners.

  A UNIFORM GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
    An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

  TRUST
    An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

  BUSINESS ACCOUNTS
    Corporations, partnerships, and sole proprietorships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner or owner of the business.

TAX-DEFERRED ACCOUNTS

  If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes, while saving for retirement. A contribution to certain types of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying purpose. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative, your broker-dealer, or by calling SM&R. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

  Because IRAs, SEPs, TSAs, and other tax-deferred accounts are exempt from federal income tax, they will not benefit from the tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not considered to be suited for these types of accounts.

  Securities Management and Research, Inc. serves as custodian for the tax-deferred accounts offered by the funds. You will be charged an annual account maintenance fee of $7.50 for each tax-deferred account you have. The fee will be automatically deducted from your account (usually in the last quarter). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

  TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS
    Traditional IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  ROTH INDIVIDUAL RETIREMENT ACCOUNTS
    Roth IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  EDUCATION IRA
    This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually per child under the age of 18.

  SIMPLIFIED EMPLOYEE PENSION PLAN
    This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

  SIMPLE
    This plan allows employee pre-tax contributions up to $6,000 annually and may be matched by the employer up to a maximum of 3% of employees' compensations.

  PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
    These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

  SECTION 403(b)(7) PLAN
    Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

PRICING OF FUND SHARES

GENERAL (HOW SHARES ARE PRICED). Each Fund's offering price is calculated once each day the New York Stock Exchange (the "Exchange") is open for regular trading. The offering price equals a fund's net asset value plus the sales charge, if any, computed at the rate set forth in the applicable tables for the classes. (See "Sales Charge Reductions and Waivers.") You may purchase shares of the SM&R Primary Fund and SM&R Money Market Fund without a sales charge. Accordingly, the offering price for shares of these funds is net asset value. Although the legal rights of the Class A, B, and C shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of the Class B and C shares generally will be lower than the Class A shares as a result of differences in service and distribution (12b-1) fees charged.

A NOTE ON PRICING. (NEW) Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Directors. The Funds also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of regular trading of the primary markets or exchanges on which the security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

SHARE PRICE -- EFFECTIVE DATE OF PURCHASES AND REDEMPTIONS. Each Fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time). NAV is not calculated on holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the Funds as of such earlier closing time. Below is the method used by the Funds to calculate the NAV on any given day.

                      Total Assets - Liabilities
Net Asset Value   =   --------------------------
                      Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a Fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading at the next NAV determined THAT DAY if:

    - SM&R receives your request in good order prior to the close of the regular trading day;
    - a securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day and reports your order to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day; or
    - SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

  If we receive your order after the close of the regular trading day or on any day that the Exchange is closed, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the Funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

                             HOW TO PURCHASE SHARES

YOU SHOULD REFER TO THE FIRST PAGE OF THIS SHAREHOLDER'S GUIDE "IMPORTANT SHAREHOLDER FACTS AND INFORMATION" FOR THE APPROPRIATE ADDRESSES AND TELEPHONE NUMBERS.

       METHOD                       OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------
BY MAIL OR THROUGH A   - Determine the Fund and the Class in which    - Make your check payable to SM&R.
REGISTERED              you want to invest.                           - Use the investment slip on your
REPRESENTATIVE         - Complete and sign the account application     confirmation, or
                       - Make the check payable to SM&R.              - Write a note specifying:
                       - Mail the application and your check to SM&R      -- Your account number
                        at the address on the first page of this          -- The Fund name
                        guide.                                            -- Share class
                       - Or deliver the information to your               -- The name(s) in which the account is
                        representative (provided he or she has a            registered.
                        broker-dealer arrangement with SM&R).         - Mail to the address indicated on the cover
                                                                       page of this guide.
-------------------------------------------------------------------------------------------------------------------
BY PHONE WIRE          - Call Investors Services to obtain a          - Call Investors Services at the number on
                        reference number (call by noon, Central        the first page of this guide, on any
                        Time, if you want wired funds to be credited   business day.
                        that day).                                    - You can send your investment either by:
                           Instruct your bank to wire or transfer         -- Federal Funds Wire (offers immediate
                           your purchase (your bank may charge a            access to funds), or
                           wiring fee) using the information on the       -- Electronic transfer via ACH which
                           first page of this guide.                        avoids wiring fees, if your bank
                       - Complete the account application and mail          account is set up on file
                        to the appropriate address.
                       - Wires received before 3:00 p.m. Central
                        Time on regular trading days will receive
                        that day's closing price (if not, you will
                        receive the next trading day's closing
                        price).
-------------------------------------------------------------------------------------------------------------------
BY EXCHANGE            - You can make an additional investment by exchange from an existing fund in the SM&R Mutual
                        Funds to an existing account by calling Investor Services.
                       - You can only exchange shares in the same class with identical registrations.
                       - There is no sales charge or redemption fee when exchanging funds within the SM&R Mutual
                        Funds.
                       - Orders placed before 3 p.m. Central Time on regular trading days will receive that day's closing price (if not, you will receive the next regular trading day's closing price).
                       - Exchanges are limited to three per calendar quarter, and twelve per calendar year.
                       - Exchanges between accounts that do not have identical ownership registration must be made in writing.
                       - Be sure you read the prospectus for the fund into which you are exchanging.
                       KEY POINT: AN EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES
                       OF ANOTHER FUND. THIS TRANSACTION MAY PRODUCE A TAXABLE GAIN OR LOSS IN A NON-TAX DEFERRED
                       ACCOUNT.
-------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT   - You can transfer money automatically from    - To establish automatic investing for an
PLAN THROUGH THE        your bank account into your Fund account on    existing account, call Investor Services for
AUTOMATED CLEARING      a monthly basis.                               an application.
HOUSE (ACH)            - Initial investment minimum is $100 if you    - The minimum is $20.
                        invest at least $20 per month with this
                        service.
                       - To enroll, check off the box on the account
                        application and provide:
                           1. Your bank account information,
                           2. The amount and date of your monthly
                             investment, and
                           3. A voided check.
-------------------------------------------------------------------------------------------------------------------

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

                              HOW TO REDEEM SHARES

You have several convenient ways for you to redeem your shares in any of the SM&R Mutual Funds. Redemptions will be at net asset value, less any applicable CDSC, which is determined on the date your request is received by SM&R in good order.

       METHODS                                 REQUIREMENTS
-----------------------------------------------------------------------------------
CALL US                - Call Investor Service during normal business hours on any business day.
                       - This service is only available for those accounts which
                        are non-qualified and non-tax deferred:
                           1. The amount requested is $500 or more per account
                           2. The amount is less than $50,000 in aggregate
                           3. The proceeds are to be mailed to the address of
                            record or electronically transferred to the bank
                            account indicated on your fund account.
                           4. There has been no change of address for either you or
                            your bank for 30 days
                           5. Telephone services have not been declined.
                           6. The security procedures discussed on page 9 of this
                            guide have been met.
                           7. There are no outstanding certificate shares on the
                            account.
                       - All authorized requests received before 3:00 p.m. Central
                        Time on regular trading days will be processed at that
                        day's closing price. Requests received after 3:00 p.m. will be processed the following regular trading day.
                       - We can either:
                           -- wire the proceeds the next business day into your
                            bank account of record (service charges may apply)
                           -- electronically transmit the proceeds to your bank
                            account of record via the ACH service
                           -- mail you a check
                       - All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we
                        believe to be genuine. (Refer to "Security Procedures")
                       - See exceptions below for requests that must be made in
                        writing.
                       - A $10.00 fee is charged for redemptions by wire under
                        $10,000.
                       - To redeem from a tax-deferred account, call Investor
                        Services for a special withdrawal form.
-----------------------------------------------------------------------------------
WRITE US               - You can mail a redemption request to the appropriate
                        address listed on the first page of this guide.
                       - Your letter of instruction must:
                           -- list your account number and the fund name
                           -- indicate the number of shares or dollar value you
                            wish to redeem
                           -- be signed by the registered owner(s)
                           -- include any outstanding share certificates issued
                            prior to January 1, 1999
                           -- include special withdrawal forms for tax deferred
                            accounts
                       - Refer to "Signature Guarantee" below for requests that
                        must be signature guaranteed.
-----------------------------------------------------------------------------------
FAX US                 You may fax your request for redemption from a non-qualified and non-tax deferred account, if your request meets
                       requirements stated in 2-7 under "Call Us" above. Your fax requests must be received by SM&R before 3:00 p.m. Central
                       Time on regular trading days to receive that day's price.
-----------------------------------------------------------------------------------
SELL YOUR SHARES IN    You may also redeem your shares by coming to SM&R's home
PERSON (NEW)           office, and deliver your request in person prior to
                       3:00 p.m. Central Time on regular trading days to receive
                       that day's price.
-----------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL  You can withdraw money automatically from your Fund account
PLAN (SWP)             on a monthly, quarterly, semi-annual, and annual basis --
                       without redemption fees -- on or about the 20th of the month and if:
                         - Your account value is $5,000 or more
                         - You complete the relevant section of the application
                         - The withdrawal can be mailed to you at your address of
                          record, or deposited directly to your bank account via
                          ACH
                       The minimum withdrawal is $50 per month.
                       The maximum amount is 1% of your account per month or 12%
                        annually.
                       To obtain proper forms, contact Investor Services.
                       See "Important Facts About Redeeming" for more information.
-----------------------------------------------------------------------------------

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

Normally, redemption proceeds of shares you purchased by wire, certified check, money order, or other immediately available funds will be mailed no later than the 7th calendar day following receipt of your redemption request. Redemptions of shares recently purchased by a personal check or ACH transfer will generally be delayed for up to ten (10) business days to allow the check or transfer to clear.

We reserve the right to redeem "in kind" by paying you the proceeds of a redemption in securities rather than in cash.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE (NEW)

INDIVIDUAL OR JOINT TENANTS        Written instructions must be signed by each shareholder,
                                   exactly as the names appear in the account registration.
UGMA OR UTMA                       Written instructions must be signed by the custodian in
                                   his/her capacity as it appears in the account registration until the minor reaches the age of majority as defined by
                                   the state in which the UGMA or UTMA was established.
SOLE PROPRIETOR, GENERAL           Written instructions must be signed by an authorized
PARTNER                            individual in his/her capacity as it appears on the account registration.
CORPORATION, ASSOCIATION           Written instructions must be signed by the person(s)
                                   authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.
TRUST                              Written instructions must be signed by the trustee(s). If
                                   the name of the current trustee(s) does not appear on the
                                   account application, a current certificate of incumbency
                                   dated within 60 days must also be submitted.
IRA OR TSA                         A special withdrawal form must be signed by the account
(INCLUDES ALL TYPES OF IRAS)       owner, and you may obtain this form by contacting Investor
                                   Services at the number on the first page of this guide. If you do not want federal income tax withheld from your
                                   redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or
                                   premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions. In addition,
                                   TSA's will have a 20% mandatory withholding tax applied to all distributions if the account owner is under 70 1/2.
EXECUTORS OF SHAREHOLDER           Written instructions must be signed by the executor. A copy
ESTATES                            of the order appointing the executor, certified within the past 12 months must accompany the letter of instructions. A signature guarantee must be provided as discussed below.

SIGNATURE GUARANTEE (PAGE 31)

To protect you and the Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

The following circumstances require a signature guarantee:          WHO CAN PROVIDE A SIGNATURE GUARANTEE:
- Redemptions from one or more of the Funds total $50,000 or        - Commercial Bank
 more                                                               - Trust Company
- You want the proceeds sent to an address other than the           - Savings Association
 address currently appearing on your account                        - Credit Union
- You want the proceeds sent to a bank account not listed on        - Member of Medallion Program
 your account                                                       - Member of a U.S. Stock Exchange
- You want the proceeds payable to anyone other than the            - Authorized SM&R Representatives
 registered owner(s) of the account                                      NOTARY PUBLIC NOT ACCEPTABLE
- Either your address or the address of your bank account
 has been changed within 30 days
- The account is registered in the name of a fiduciary,
 corporation or any other organization. In these cases,
 additional documentation is required:
    Corporate accounts: certified copy of corporate
    resolution
    Fiduciary accounts: copy of the power of attorney or
    other governing document
- The Funds or their transfer agent believe a signature
 guarantee would protect against claims based on transfer
 instructions

IMPORTANT FACTS ABOUT REDEEMING

SYSTEMATIC WITHDRAWAL PLAN. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the Fund because of the sales charge or CDSC (as applicable) involved in additional purchases. See "Class B Waivers of Contingent Deferred Sales Charges" for a discussion of the CDSC waivers available. You should carefully consider such purchases and contact your representative regarding their advisability. While you are participating in a Systematic Withdrawal Plan dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent. Retirement Plan Accounts are subject to special withdrawal requirements. Call Investor Services for assistance.

REINVESTMENT PRIVILEGE. Within ninety (90) days of a redemption (60 days for tax-deferred plans) of Class A or Class T shares of a Fund, a shareholder may reinvest all or part of the proceeds in the same class of the same Fund from which the redemption was processed at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. THE SHAREHOLDER MUST ASK THE TRANSFER AGENT FOR THIS PRIVILEGE AT THE TIME OF REINVESTMENT. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his or her accountant or tax advisor to determine any possible tax ramifications of such a transaction. Each Fund managed by SM&R may amend, suspend, or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension, or cessation. For further information about the "Systematic Withdrawal Plan" and "Reinvestment Privilege," contact your registered representative, your broker-dealer or SM&R.

"GOOD ORDER" means the request for redemption must include:
    (1) your letter of instruction or a stock assignment specifying the fund, account number, and number of shares or dollar amount to be redeemed. The letter of instruction and stock powers must be signed and executed exactly as the fund shares are registered and any outstanding share certificates returned. It is suggested that certificates be returned by certified mail for your protection;

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

    (2) any required signature guarantees (see "Signature Guarantees" above);
        and
    (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans and other organizations.

  Please keep in mind that it is your responsibility to ensure that all requests are submitted to the Fund's transfer agent in good order for processing.

TEXAS OPTIONAL RETIREMENT PROGRAM. You may not redeem shares in any account established under the Texas Optional Retirement Program, unless SM&R receives satisfactory evidence from the state that one of the following conditions exist:
    (1) death of the employee;
    (2) termination of service with the employer; or
    (3) retirement of employee.

CHECK WRITING OPTION. Check writing is available in the Money Market Fund to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on any tax-deferred accounts (IRAs, TSAs, etc.). Shareholders desiring this option must complete the check writing option signature card on the application. After obtaining specimen signatures and the fully executed card, SM&R will order checks and forward to you at the address of record. Investments made by personal check or third party check will be held for fifteen (15) business days following the investment during which time checks may not be drawn on the amount of such investment.
  When a check is presented for payment, SM&R as the shareholder's agent, will cause each fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will not be honored and returned to the payee and the shareholder may be subject to extra charges as a result.

  Primary Fund shareholders with check writing privileges prior to December 31, 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the Money Market Fund described above. SHAREHOLDERS USING THE PRIMARY FUND CHECK WRITING OPTION SHOULD BE AWARE THAT WRITING A CHECK IS A REDEMPTION OF SHARES. THOSE SHARES MAY BE WORTH LESS WHEN THE CHECK IS PRESENTED FOR PAYMENT THAN WHEN THE CHECK WAS WRITTEN.

  This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for reorders. Shareholders will be allowed to write ten (10) checks free each calendar quarter. You may be charged $1.00 for each check written over the 10 check limit.

REDEMPTION OF SMALL ACCOUNTS. The Funds reserve the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $500. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The Funds may, from time to time, change such required minimum investment.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS: (NEW)

You may also purchase or sell shares of the Funds through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. If you utilize a Processing Organization the Funds are

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

not responsible for failure of any Processing Organization to carry out its obligations to its customers. YOU MAY NOT BE CONSIDERED THE SHAREHOLDER OF RECORD OF YOUR SHARES. THEREFORE, YOU MAY NOT BE ABLE TO UTILIZE SERVICES AVAILABLE ONLY TO SHAREHOLDERS OF THE FUNDS. YOU SHOULD KEEP THIS IN MIND WHEN ESTABLISHING AN ACCOUNT IN ANY FUND.

OTHER SERVICES

In addition to the plans described under "Sales Charge Reductions and Waivers," that permit you to reduce the initial sales charge assessed on Class A shares or the CDSC on Class B shares, the Funds offer other services and plans described below. At this time, there is no charge to you for these services. The Funds may impose fees for such services in the future. Be aware, however, that if you elect to participate in the electronic transfers (ACH) plan described below, you should check with your financial institution for any additional charges imposed by them for this service. For additional information on these plans and services you should contact your registered representative, broker-dealer or SM&R. Before beginning any of the plans or services described below you should consult a tax advisor.

ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows you to move money between your account(s) and your bank, savings and loan, or credit union account using Automated Clearing House ("ACH") network. To arrange for electronic transfers, complete the relevant Special Investor Services section of the account application at the time you open your account and specify the type of service or services desired. Attach a voided, pre-printed check or deposit slip from your bank, savings and loan, or credit union account. YOUR FINANCIAL INSTITUTION MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR YOU TO TAKE ADVANTAGE OF THIS SERVICE.

TELEPHONE SERVICES (PAGE 25). You can only use telephone services for transaction amounts of $500 or more. Through this service, you will be able to purchase additional shares for an existing SM&R mutual fund account by ACH. You may also use the telephone services to redeem and exchange shares on those accounts for which you have an executed account application on file. For example, we permit exchanges by telephone from a joint account only to another joint account registered in the identical names. There may be additional restrictions on telephone transactions by joint account owners. If you initially choose not to have this option and wish to establish it at a later date, it would be necessary for you to complete the required form requesting this option. Contact your registered representative for more information. PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE FOR QUALIFIED AND TAX-DEFERRED ACCOUNTS.

While telephone redemption is easy and convenient, this account feature involves risk of loss from unauthorized or fraudulent transactions. SM&R will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private, and by immediately reviewing any account statements that we send to you. Make sure to contact SM&R's Investors Services Department immediately about any transaction you believe to be unauthorized.

SECURITY PROCEDURES (NEW)

  TELEPHONE TRANSACTIONS
  The Funds have implemented the following security procedures intended to protect your account from losses resulting from unauthorized or fraudulent telephone instructions: The caller must know:
        (i)  the name of the fund or funds;
        (ii) all digits of the account number;
        (iii) the exact name and address used in the registration(s); and
        (iv) the Social Security or Employer Identification Number listed on the account(s).

  Anyone with the required account information indicated above (including your broker) can request a telephone transaction in your account. All calls are recorded and/or monitored for verification, record keeping and quality-assurance purposes. Requested proceeds will be forwarded only to an address or bank account designated on the account at the time of the transaction.

  VOICE RESPONSE UNITS (NEW)
  The Funds now have available to shareholders a means by which they can access account information, fund prices, and take advantage of other

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

  features 24-hours a day. To obtain account information you will be required to know your fund number, account number, and your PIN number. As indicated under "Telephone Services" above, you should keep your account information private. We also suggest that you change your PIN number periodically and not provide the number to anyone.

  Neither the Funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone or through the voice response unit that comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable.

  During times of economic turmoil or market volatility, severe weather, or natural disaster you may not be able to reach SM&R by telephone to institute a redemption or exchange.

  For additional restrictions refer to "Exchange Privilege" below.

AUTOMATIC DIVIDEND INVESTMENT. Your dividends and distributions may be paid in cash or invested in any SM&R Mutual Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same SM&R Mutual Fund. You may invest your dividends and distributions (1) into another SM&R Mutual Fund in the same class of shares; or (2) from Class A shares into SM&R Money Market Fund, or vise versa.

  You must comply with the following requirements to invest your dividends and distributions in shares of another SM&R Mutual Fund:
    (1) Your account balance (a) in the SM&R Mutual Fund paying the dividend must be at least $5,000; and (b) the SM&R Mutual Fund receiving the dividend must have an account balance of at least $500.
    (2) Both accounts must have identical registration information, that is they cannot be in different names; and
    (3) You must have elected, in writing, to reinvest dividends into another SM&R Mutual Fund.

AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from your bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.

GROUP SYSTEMATIC INVESTMENT PLAN.  SM&R can establish a Group Systematic
  Investment Plan with an employer having 5 or more participants under a single payroll deduction arrangement. Under this investment plan there is a minimum investment of $20 per individual. Any such plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days written notice. However, all other investment amount minimums apply. Contact SM&R for further information regarding these plans.

EXCHANGE PRIVILEGE. As an investor in the Funds, you may be permitted to exchange shares that you own for shares of other mutual funds managed by SM&R without the payment of an exchange fee, subject to certain conditions. EXCHANGES BETWEEN A FUND AND ANOTHER FUND MANAGED BY SM&R ARE AVAILABLE ONLY IN STATES WHERE THE APPLICABLE FUNDS ARE REGISTERED AND THE EXCHANGE MAY BE LEGALLY MADE. YOU SHOULD CONTACT SM&R TO DETERMINE WHETHER A FUND IS REGISTERED IN A PARTICULAR STATE AND WHETHER AN EXCHANGE IS PERMITTED.

  WE RESERVE THE RIGHT TO TERMINATE OR CHANGE THE TERMS OF ANY EXCHANGE PRIVILEGE AT ANY TIME.

  You may exchange Class A, Class B, or Class C shares that you own in the Tax Free and Government Bond Funds, without an exchange fee or sales charge, for shares of the corresponding class of another fund managed by SM&R. You also may exchange your Class A or Class B shares for shares of the Primary or Money Market Fund, subject to two conditions:

    - any applicable CDSC period has expired on the shares you wish to exchange (I.E., 13 months in the case of Class A share purchases of $1 million or more and 6 years in the case of Class B share purchases), and
    - you meet any minimum investment requirement for the shares you wish to acquire.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

You CANNOT exchange Class C shares for shares of the Money Market Fund or Primary Fund.

  We waive any sales charges on Class A and Class T shares acquired through an exchange if you previously paid a sales charge on amounts invested in those shares. For example, assume you purchase Class A shares of an Equity Income Fund. You then exchange your Class A shares for shares of the Money Market Fund. Later, you re-exchange those shares of the Money Market Fund for Class A shares of the Tax Free Fund. We would not impose any sales charge upon the re-exchange into Class A shares of the Tax Free Fund because you previously paid a sales charge on amounts invested in those shares. In other words, we will never impose a front-end sales charge on the same investment TWICE.

  Shares of any fund managed by SM&R held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.

  You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met:
    (a) the exchange must be made between accounts that are registered in the same name, address and, if applicable, taxpayer identification number;
    (b) the shares of the Fund acquired through exchange must be qualified for sale in the state in which you reside;
    (c) the dollar amount of a written exchange must meet the minimum investment requirement applicable to the shares of the fund that you would acquire through the exchange;
    (d) the minimum dollar amount of a telephone exchange is $500;
    (e) SM&R must have received full payment for the shares being exchanged;
    (f) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status);
    (g) any shares that you wish to exchange must have been held for at least ten (10) business days; and
    (h) you have received a prospectus for the fund shares you receive in the exchange.

  You may exchange shares you own in the Primary Fund for shares of the Money Market Fund, and vise versa. You may exchange shares you own in the Primary or Money Market Fund for Class A, T, J, or Y shares of a class of another fund managed by SM&R, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You CANNOT exchange shares of the Money Market Fund or Primary Fund for Class B or C shares of another fund.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.

AUTOMATIC CONVERSIONS. Class B shares convert automatically to the appropriate number of Class A shares of equal dollar value after the investor has owned the Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are subject to a lower ongoing 12b-1 fee. If an investor exchanges Class B shares of a fund for Class B shares of another fund managed by SM&R, the purchase date of the original investment will be used to determine the appropriate conversion date.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
   --------------------------------------------------------------------------

ABUSIVE TRADING PRACTICES (PAGE 28 -- REPLACES EXCESSIVE TRADING). Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgement, has been or may be disruptive to a fund. In making this judgement, we may consider trading done in multiple accounts under common ownership or control.

                            DISTRIBUTIONS AND TAXES
   --------------------------------------------------------------------------

DISTRIBUTIONS AND TAXABILITY. To avoid taxation of the Funds, the IRS Code requires each Fund to distribute net income and any capital gains realized on its investments annually. A Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

  Dividends you receive from the Government Bond, Tax Free, Primary and Money Market Funds, whether reinvested or taken as cash, are generally considered taxable. Some dividends paid in January may be taxable as if they had been paid the previous December. The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

  The Tax Free Fund intends to distribute tax-exempt dividends that shareholders may exclude from their gross income for federal income tax purposes. However, the Tax Free Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax. Any capital gains distributed by the Tax Free Fund may be taxable. Also, you should keep in mind that certain income from the Tax Free Fund may be subject to the federal alternative minimum tax.

DISTRIBUTION SCHEDULE (NEW FORMAT -- PAGE 28). The following schedule of distributions is provided to let you know when you can expect to receive a distribution from the SM&R Mutual Funds you own. These distributions, under normal circumstances and if earned, will be declared and paid in the months indicated in the following chart.

                         DIVIDENDS     CAPITAL GAINS
                          DECLARED          PAID
SM&R GROWTH FUND          June and        December
                          December
-----------------------------------------------------
SM&R EQUITY INCOME      March, June,      December
FUND                     September,
                          December
-----------------------------------------------------
SM&R BALANCED FUND      March, June,      December
                         September,
                          December
-----------------------------------------------------
SM&R GOVERNMENT BOND      Monthly         December
FUND
-----------------------------------------------------
SM&R TAX FREE FUND        Monthly         December
-----------------------------------------------------
SM&R PRIMARY FUND        Daily paid       December
                          Monthly
-----------------------------------------------------
SM&R MONEY MARKET        Daily paid          --
FUND                      Monthly
-----------------------------------------------------

DISTRIBUTIONS EFFECT ON NAV (NEW). In order to be entitled to a dividend, an investor must have acquired shares of a fund prior to the close of business on the dustribution record date. A shareholder should be cautioned, however, before purchasing shares of a fund immediately prior to a distribution. Dividends and distributions paid by the Funds have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by a shareholder represents, in substance, a return of capital.

DIVIDEND REINVESTMENTS. Dividends and Capital Gains Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the funds reserve the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the applicable fund(s). Dividends on capital gains declared in December to shareholders of record in December and paid the following

                            DISTRIBUTIONS AND TAXES
   --------------------------------------------------------------------------

  January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

  Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business day after SM&R has received the shareholder's written request.

BACKUP WITHHOLDING. Backup withholding for federal income tax may be applied, where required by current IRS requirements, at the rate of 31% from taxable dividends, distributions, and redemption proceeds (including exchanges) if you fail to furnish the funds with a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

TAXABILITY OF REDEMPTIONS AND EXCHANGES. You should consult with a tax advisor concerning the tax effect on the redemption or exchange of such shares. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

RIGHTS RESERVED BY THE COMPANY.  The Company, acting through its transfer agent, reserves the right:
    - to waive, lower, or raise investment minimums;
    - to accept initial purchases by telephone from a registered representative;
    - to refuse any purchase order;
    - to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five (5) business days of the transaction;
    - to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur, or has occurred;
    - to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received;
    - to not act on instructions believed not to be genuine;
    - to eliminate duplicate mailings of fund material to shareholders who reside at the same address; or
    - to otherwise modify the conditions of purchase and any services at any time.

SUPPLEMENT DATED JANUARY 1, 2000 TO SM&R EQUITY FUNDS, CLASS T PROSPECTUS DATED MAY 1, 1999.

THIS SUPPLEMENT REFLECTS CHANGES TO THE SM&R EQUITY FUNDS, CLASS T PROSPECTUS DATED MAY 1, 1999. WITHIN PAGES 27 - 40 OF THE CURRENT PROSPECTUS, CERTAIN MODIFICATIONS HAVE BEEN MADE TO SERVICES AVAILABLE AND ARE CROSS-REFERENCED BY PAGE NUMBER IN THIS NEW "SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS."

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

                  IMPORTANT SHAREHOLDER FACTS AND INFORMATION

THIS SECTION OF THE PROSPECTUS IS PROVIDED TO HELP YOU BECOME FAMILIAR WITH THE TYPES OF ACCOUNTS AND SERVICES AVAILABLE IN THE SM&R MUTUAL FUNDS. IT EXPLAINS THE VARIOUS SERVICES AND FEATURES YOU CAN ESTABLISH AS PART OF YOUR ACCOUNT IN THE "FUNDS" AS WELL AS ACCOUNT POLICIES AND FEES THAT MAY APPLY TO YOUR ACCOUNT.

 WEB SITE:  www.smrinvest.com (NEW)

 BUSINESS HOURS:
      8:00 A.M. TO 4:30 P.M. CENTRAL TIME EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING ("REGULAR TRADING DAY")
     24-HOUR ACCESS TO ACCOUNT INFORMATION. SEE "VOICE RESPONSE UNIT" UNDER "OTHER SERVICES" (NEW)

 MAILING ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      P.O. BOX 58969
      HOUSTON, TEXAS 77258-8969

 OVERNIGHT MAILING ADDRESS AND STREET ADDRESS:
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      2450 SOUTH SHORE BOULEVARD, SUITE 400
      LEAGUE CITY, TEXAS 77573

 IMPORTANT PHONE NUMBERS:
      INVESTOR HOTLINE/VOICE RESPONSE: (NEW)
           1-877-239-2049
      INVESTOR SERVICES DEPARTMENT:
           1-800-231-4639

 FAX NUMBERS: (NEW)
      TRANSFER AGENCY:
           1-281-538-4983

 WIRING INSTRUCTIONS:
      MOODY NATIONAL BANK OF GALVESTON
      ABA #113100091
      SECURITIES MANAGEMENT AND RESEARCH, INC.
      #035 868 9
      NAME OF CLASS AND FUND (E.G. CLASS A OF THE GOVERNMENT BOND FUND) FUND ACCOUNT NUMBER (NUMBER APPEARS ON YOUR CONFIRMATION STATEMENT) YOUR NAME (E.G., MARY SMITH)

 THIRD PARTY CHECKS
 To prevent fraud, SM&R will not accept checks made payable to third parties to open new accounts. Tax-deferred rollover checks, properly endorsed, will be accepted.
 MINIMUM INVESTMENT AMOUNTS:
 The Funds' low investment minimums make investing easy. Once you decide on a fund, an investment amount, and a share class simply talk to your representative or broker-dealer, or fill out an application and send in your investment.
 The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.

                                          INITIAL  ADDITIONAL
Regular Accounts                          $  100      $ 20
Automatic Investment Plan                 $  100      $ 20
Retirement Plans                          $  100      $ 20
Primary and Money Market Funds            $1,000      $100

 CERTIFICATES
 Share certificates are not issued by the Funds. Your purchases are maintained on the records of the Funds in book shares. This provides you with easy access to your shares. You have the same rights of share ownership as you would if certificates had been issued.

 SPECIAL FEES:
     - Tax-deferred: $7.50 per account custodian fee deducted annually
     - Wiring fee: $10.00 for wire redemption proceeds under $10,000 (PAGE 36)

 SIGNATURE GUARANTEE REQUIREMENTS:
 Required on all redemptions in amounts of $50,000 or more. Other requirements apply, see page 6.

 CHECK WRITING OPTION:
 Available in the SM&R Money Market Fund only. Refer to "Important Facts About Redeeming"

 TELEPHONE SERVICES: (PAGE 30)
 SM&R will automatically establish a telephone redemption/exchange option for all non-qualified and non-tax deferred accounts, unless you instruct us not to do so. These services are not available to participants of post-secondary education programs. Refer to "Telephone Services"

PLEASE KEEP IN MIND THAT THE ACCOUNT POLICIES (INCLUDING FEES), SERVICES AND FEATURES MAY BE MODIFIED OR DISCONTINUED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE. DURING TIMES OF ECONOMIC TURMOIL OR MARKET VOLATILITY, SEVERE WEATHER, OR NATURAL DISASTER YOU MAY NOT BE ABLE TO REACH SM&R BY TELEPHONE TO INSTITUTE A REDEMPTION OR EXCHANGE. (NEW)

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

TYPES OF ACCOUNTS AVAILABLE (NEW)

BELOW IS A BRIEF EXPLANATION OF THE DIFFERENT ACCOUNTS AVAILABLE IN THE FUNDS.

  INDIVIDUAL OR JOINT OWNERSHIP
    Individual accounts are owned by one person. Joint accounts have two or more owners.

  A UNIFORM GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
    An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

  TRUST
    An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

  BUSINESS ACCOUNTS
    Corporations, partnerships, and sole proprietorships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner or owner of the business.

TAX-DEFERRED ACCOUNTS

  If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes, while saving for retirement. A contribution to certain types of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying purpose. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative, your broker-dealer, or by calling SM&R. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

  Because IRAs, SEPs, TSAs, and other tax-deferred accounts are exempt from federal income tax, they will not benefit from the tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not considered to be suited for these types of accounts.

  Securities Management and Research, Inc. serves as custodian for the tax-deferred accounts offered by the funds. You will be charged an annual account maintenance fee of $7.50 for each tax-deferred account you have. The fee will be automatically deducted from your account (usually in the last quarter). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

  TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS
    Traditional IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  ROTH INDIVIDUAL RETIREMENT ACCOUNTS
    Roth IRAs allow most individuals with earned income to contribute up to the lesser of $2000 or 100% of compensation annually.

  EDUCATION IRA
    This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually per child under the age of 18.

  SIMPLIFIED EMPLOYEE PENSION PLAN
    This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

  SIMPLE
    This plan allows employee pre-tax contributions up to $6,000 annually and may be matched by the employer up to a maximum of 3% of employees' compensations.

  PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
    These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

  SECTION 403(b)(7) PLAN
    Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

PRICING OF FUND SHARES

GENERAL (HOW SHARES ARE PRICED). Each Fund's offering price is calculated once each day the New York Stock Exchange (the "Exchange") is open for regular trading. The offering price equals a fund's net asset value plus the sales charge, if any, computed at the rate set forth in the applicable tables for the classes. (See "Sales Charge Reductions and Waivers.") You may purchase shares of the SM&R Primary Fund and SM&R Money Market Fund without a sales charge. Accordingly, the offering price for shares of these funds is net asset value.
  Although the legal rights of the Class A, B, and C shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of the Class B and C shares generally will be lower than the Class A shares as a result of differences in service and distribution (12b-1) fees charged.

A NOTE ON PRICING. (NEW) Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Directors. The Funds also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of regular trading of the primary markets or exchanges on which the security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

SHARE PRICE -- EFFECTIVE DATE OF PURCHASES AND REDEMPTIONS. Each Fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time). NAV is not calculated on holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the Funds as of such earlier closing time. Below is the method used by the Funds to calculate the NAV on any given day.

                            Total Assets - Liabilities
     Net Asset Value    =   --------------------------
                            Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day, less any applicable transaction fee.

The price you pay or receive for shares of a Fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading at the next NAV determined THAT DAY if:

    - SM&R receives your request in good order prior to the close of the regular trading day;
    - a securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day and reports your order to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day; or
    - SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

  If we receive your order after the close of the regular trading day or on any day that the Exchange is closed, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the Funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

                             HOW TO PURCHASE SHARES

YOU SHOULD REFER TO THE FIRST PAGE OF THIS SHAREHOLDER'S GUIDE "IMPORTANT SHAREHOLDER FACTS AND INFORMATION" FOR THE APPROPRIATE ADDRESSES AND TELEPHONE NUMBERS.

       METHOD                           OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
BY MAIL OR THROUGH A    - Determine the Fund and the Class in which you       - Make your check payable to SM&R.
REGISTERED                want to invest.                                     - Use the investment slip on your confirmation, or
REPRESENTATIVE          - Complete and sign the account application           - Write a note specifying:
                        - Make the check payable to SM&R.                         -- Your account number
                        - Mail the application and your check to SM&R at          -- The Fund name
                         the address on the first page of this guide.             -- Share class
                        - Or deliver the information to your                      -- The name(s) in which the account is
                         representative (provided he or she has a                    registered.
                         broker-dealer arrangement with SM&R).                - Mail to the address indicated on the cover page
                                                                                of this guide.
--------------------------------------------------------------------------------------------------------------------------------
BY PHONE WIRE           - Call Investors Services to obtain a reference       - Call Investors Services at the number on the
                         number (call by noon, Central Time, if you want        first page of this guide, on any business day.
                         wired funds to be credited that day).                - You can send your investment either by:
                            Instruct your bank to wire or transfer your           -- Federal Funds Wire (offers immediate access
                            purchase (your bank may charge a wiring fee)             to funds), or
                            using the information on the first page of            -- Electronic transfer via ACH which avoids
                            this guide.                                              wiring fees, if your bank account is set up
                        - Complete the account application and mail to the      on file
                          appropriate address.
                        - Wires received before 3:00 p.m. Central Time on
                          regular trading days will receive that day's
                          closing price (if not, you will receive the next
                          trading day's closing price).
--------------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE             - You can make an additional investment by exchange from an existing fund in the SM&R Mutual Funds to an existing account by calling Investor Services.
                        - You can only exchange shares in the same class with identical registrations.
                        - There is no sales charge or redemption fee when exchanging funds within the SM&R Mutual Funds.
                        - Orders placed before 3 p.m. Central Time on regular trading days will receive that day's closing price
                          (if not, you will receive the next regular trading day's closing price).
                        - Exchanges are limited to three per calendar quarter, and twelve per calendar year.
                        - Exchanges between accounts that do not have identical ownership registration must be made in writing.
                        - Be sure you read the prospectus for the fund into which you are exchanging.
                        KEY POINT: AN EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER
                        FUND. THIS TRANSACTION MAY PRODUCE A TAXABLE GAIN OR LOSS IN A NON-TAX DEFERRED ACCOUNT.
--------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT    - You can transfer money automatically from your      - To establish automatic investing for an existing
PLAN THROUGH THE          bank account into your Fund account on a monthly      account, call Investor Services for an
AUTOMATED CLEARING        basis.                                                application.
HOUSE (ACH)             - Initial investment minimum is $100 if you invest    - The minimum is $20.
                          at least $20 per month with this service.
                        - To enroll, check off the box on the account
                          application and provide:
                            1. Your bank account information,
                            2. The amount and date of your monthly
                               investment, and
                            3. A voided check.
--------------------------------------------------------------------------------------------------------------------------------

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

                              HOW TO REDEEM SHARES

You have several convenient ways for you to redeem your shares in any of the SM&R Mutual Funds. Redemptions will be at net asset value, which is determined on the date your request is received by SM&R in good order.

      METHODS                                                     REQUIREMENTS
--------------------------------------------------------------------------------------------------------------------------
CALL US               - Call Investor Service during normal business hours on any business day.
                      - This service is only available for those accounts which are non-qualified and non-tax deferred:
                          1. The amount requested is $500 or more per account
                          2. The amount is less than $50,000 in aggregate
                          3. The proceeds are to be mailed to the address of record or electronically transferred to the bank account indicated on your fund account.
                          4. There has been no change of address for either you or your bank for 30 days
                          5. Telephone services have not been declined.
                          6. The security procedures discussed on page 9 of this guide have been met.
                          7. There are no outstanding certificate shares on the account.
                      - All authorized requests received before 3:00 p.m. Central Time on regular trading days will be processed at that day's closing price. Requests received after 3:00 p.m. will be processed the following regular trading day.
                      - We can either:
                          -- wire the proceeds the next business day into your bank account of record (service charges may apply)
                          -- electronically transmit the proceeds to your bank account of record via the ACH service
                          -- mail you a check
                      - All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe to be genuine. (Refer to "Security Procedures")
                      - See exceptions below for requests that must be made in writing.
                      - A $10.00 fee is charged for redemptions by wire under $10,000.
                      - To redeem from a tax-deferred account, call Investor Services for a special withdrawal form.
--------------------------------------------------------------------------------------------------------------------------
WRITE US              - You can mail a redemption request to the appropriate address listed on the first page of this guide.
                      - Your letter of instruction must:
                          -- list your account number and the fund name
                          -- indicate the number of shares or dollar value you wish to redeem
                          -- be signed by the registered owner(s)
                          -- include any outstanding share certificates issued prior to January 1, 1999
                          -- include special withdrawal forms for tax deferred accounts
                      - Refer to "Signature Guarantee" below for requests that must be signature guaranteed.
--------------------------------------------------------------------------------------------------------------------------
FAX US                You may fax your request for redemption from a non-qualified and non-tax deferred account, if your request meets requirements stated in 2-7 under "Call Us" above. Your fax requests must be received by SM&R before 3:00 p.m. Central Time on regular trading days to receive that day's price.
--------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES IN   You may also redeem your shares by coming to SM&R's home office, and deliver your request in person
PERSON (NEW)          prior to 3:00 p.m. Central Time on regular trading days to receive that day's price.
--------------------------------------------------------------------------------------------------------------------------
SYSTEMATIC            You can withdraw money automatically from your Fund account on a monthly, quarterly, semi-annual,
WITHDRAWAL PLAN       and annual basis -- without redemption fees -- on or about the 20th of the month and if:
(SWP)                   - Your account value is $5,000 or more
                        - You complete the relevant section of the application
                        - The withdrawal can be mailed to you at your address of record, or deposited directly to your bank account via ACH
                      The minimum withdrawal is $50 per month.
                      The maximum amount is 1% of your account per month or 12% annually.
                      To obtain proper forms, contact Investor Services.
                      See "Important Facts About Redeeming" for more information.
--------------------------------------------------------------------------------------------------------------------------

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

Under normal circumstances, shares you purchased by wire, certified check, money order, or other immediately available funds, when redeemed, will be mailed no later than the 7th calendar day following receipt of your redemption request. For shares recently purchased by a personal check or ACH transfer, SM&R will process your redemption but will generally delay sending you the proceeds for up to ten (10) business days to allow the check or transfer to clear.

We reserve the right to redeem "in kind" by paying you the proceeds of a redemption in securities rather than in cash.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE (NEW)

INDIVIDUAL OR JOINT TENANTS                         Written instructions must be signed by each
                                                    shareholder, exactly as the names appear in the
                                                    account registration.
UGMA OR UTMA                                        Written instructions must be signed by the
                                                    custodian in his/her capacity as it appears in the
                                                    account registration until the minor reaches the
                                                    age of majority as defined by the state in which
                                                    the UGMA or UTMA was established.
SOLE PROPRIETOR, GENERAL PARTNER                    Written instructions must be signed by an
                                                    authorized individual in his/her capacity as it
                                                    appears on the account registration.
CORPORATION, ASSOCIATION                            Written instructions must be signed by the
                                                    person(s) authorized to act on the account. In
                                                    addition, a certified copy of the corporate
                                                    resolution authorizing the signer to act must
                                                    accompany the request.
TRUST                                               Written instructions must be signed by the
                                                    trustee(s). If the name of the current trustee(s)
                                                    does not appear on the account application, a
                                                    current certificate of incumbency dated within 60
                                                    days must also be submitted.
IRA OR TSA                                          A special withdrawal form must be signed by the
(INCLUDES ALL TYPES OF IRAS)                        account owner, and you may obtain this form by
                                                    contacting Investor Services at the number on the
                                                    first page of this guide. If you do not want
                                                    federal income tax withheld from your redemption,
                                                    you must state that you elect not to have such
                                                    withholding apply. In addition, your instructions
                                                    must state whether the distribution is normal
                                                    (after age 59 1/2) or premature (before age
                                                    59 1/2) and, if premature, whether any exceptions
                                                    such as death or disability apply with regard to
                                                    the 10% additional tax on early distributions.
                                                    In addition, TSA's will have a mandatory
                                                    withholding tax applied to all distributions if
                                                    the account owner is under 70 1/2.
EXECUTORS OF SHAREHOLDER ESTATES                    Written instructions must be signed by the
                                                    executor. A copy of the order appointing the
                                                    executor, certified within the past 12 months must
                                                    accompany the letter of instructions. A signature
                                                    guarantee must be provided as discussed below.

SIGNATURE GUARANTEE (PAGE 38)

To protect you and the Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

The following circumstances require a signature              WHO CAN PROVIDE A SIGNATURE GUARANTEE:
guarantee:                                                     - Commercial Bank
- Redemptions from one or more of the Funds total              - Trust Company
  $50,000 or more                                              - Savings Association
- You want the proceeds sent to an address other than          - Credit Union
  the address currently appearing on your account              - Member of Medallion Program
- You want the proceeds sent to a bank account not             - Member of a U.S. Stock Exchange
  listed on your account                                       - Authorized SM&R Representatives
- You want the proceeds payable to anyone other than
  the registered owner(s) of the account
- Either your address or the address of your bank        NOTARY PUBLIC NOT ACCEPTABLE
  account has been changed within 30 days
- The account is registered in the name of a
 fiduciary, corporation or any other organization. In
 these cases, additional documentation is required:
    Corporate accounts: certified copy of corporate
    resolution
    Fiduciary accounts: copy of the power of attorney
    or other governing document
- The Funds or their transfer agent believe a
 signature guarantee would protect against claims
 based on transfer instructions

IMPORTANT FACTS ABOUT REDEEMING

SYSTEMATIC WITHDRAWAL PLAN. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the Fund because of the sales charge or CDSC (as applicable) involved in additional purchases. See "Class B Waivers of Contingent Deferred Sales Charges" for a discussion of the CDSC waivers available. You should carefully consider such purchases and contact your representative regarding their advisability. While you are participating in a Systematic Withdrawal Plan dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent. Retirement Plan Accounts are subject to special withdrawal requirements. Call Investor Services for assistance.

REINVESTMENT PRIVILEGE. Within ninety (90) days of a redemption (60 days for tax-deferred plans) of Class A or Class T shares of a Fund, a shareholder may reinvest all or part of the proceeds in the same class of the same Fund from which the redemption was processed at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. THE SHAREHOLDER MUST ASK THE TRANSFER AGENT FOR THIS PRIVILEGE AT THE TIME OF REINVESTMENT. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his or her accountant or tax advisor to determine any possible tax ramifications of such a transaction. Each Fund managed by SM&R may amend, suspend, or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension, or cessation. For further information about the "Systematic Withdrawal Plan" and "Reinvestment Privilege," contact your registered representative, your broker-dealer or SM&R.

"GOOD ORDER" means the request for redemption must include:
    (1) your letter of instruction or a stock assignment specifying the fund, account number, and number of shares or dollar amount to be redeemed. The letter of instruction and stock powers must be signed and executed exactly as the fund shares are registered and any outstanding share certificates returned. It is suggested that certificates be returned by certified mail for your protection;

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

    (2) any required signature guarantees (see "Signature Guarantees" above);
        and
    (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans and other organizations.

  Please keep in mind that it is your responsibility to ensure that all requests are submitted to the Fund's transfer agent in good order for processing.

TEXAS OPTIONAL RETIREMENT PROGRAM. You may not redeem shares in any account established under the Texas Optional Retirement Program, unless SM&R receives satisfactory evidence from the state that one of the following conditions exist:
    (1) death of the employee;
    (2) termination of service with the employer; or
    (3) retirement of employee.

CHECK WRITING OPTION. Check writing is available in the Money Market Fund to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on any tax-deferred accounts (IRAs, TSAs, etc.). Shareholders desiring this option must complete the check writing option signature card on the application. After obtaining specimen signatures and the fully executed card, SM&R will order checks and forward to you at the address of record. Investments made by personal check or third party check will be held for fifteen (15) business days following the investment during which time checks may not be drawn on the amount of such investment.

  When a check is presented for payment, SM&R as the shareholder's agent, will cause each fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will not be honored and returned to the payee and the shareholder may be subject to extra charges as a result.

  Primary Fund shareholders with check writing privileges prior to December 31, 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the Money Market Fund described above. SHAREHOLDERS USING THE PRIMARY FUND CHECK WRITING OPTION SHOULD BE AWARE THAT WRITING A CHECK IS A REDEMPTION OF SHARES. THOSE SHARES MAY BE WORTH LESS WHEN THE CHECK IS PRESENTED FOR PAYMENT THAN WHEN THE CHECK WAS WRITTEN.

  This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for reorders. Shareholders will be allowed to write ten (10) checks free each calendar quarter. You may be charged $1.00 for each check written over the 10 check limit.

REDEMPTION OF SMALL ACCOUNTS. The Funds reserve the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $500. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The Funds may, from time to time, change such required minimum investment.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS: (NEW)

You may also purchase or sell shares of the Funds through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. If you utilize a Processing Organization the Funds are

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

not responsible for failure of any Processing Organization to carry out its obligations to its customers. YOU MAY NOT BE CONSIDERED THE SHAREHOLDER OF RECORD OF YOUR SHARES. THEREFORE, YOU MAY NOT BE ABLE TO UTILIZE SERVICES AVAILABLE ONLY TO SHAREHOLDERS OF THE FUNDS. YOU SHOULD KEEP THIS IN MIND WHEN ESTABLISHING AN ACCOUNT IN ANY FUND.

OTHER SERVICES

In addition to the plans described under "Sales Charge Reductions and Waivers," that permit you to reduce the initial sales charge assessed on Class A shares or the CDSC on Class B shares, the Funds offer other services and plans described below. At this time, there is no charge to you for these services. The Funds may impose fees for such services in the future. Be aware, however, that if you elect to participate in the electronic transfers (ACH) plan described below, you should check with your financial institution for any additional charges imposed by them for this service. For additional information on these plans and services you should contact your registered representative, broker-dealer or SM&R. Before beginning any of the plans or services described below you should consult a tax advisor.

ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows you to move money between your account(s) and your bank, savings and loan, or credit union account using Automated Clearing House ("ACH") network. To arrange for electronic transfers, complete the relevant Special Investor Services section of the account application at the time you open your account and specify the type of service or services desired. Attach a voided, pre-printed check or deposit slip from your bank, savings and loan, or credit union account. YOUR FINANCIAL INSTITUTION MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR YOU TO TAKE ADVANTAGE OF THIS SERVICE.

TELEPHONE SERVICES (PAGE 30). You can only use telephone services for transaction amounts of $500 or more. Through this service, you will be able to purchase additional shares for an existing SM&R mutual fund account by ACH. You may also use the telephone services to redeem and exchange shares on those accounts for which you have an executed account application on file. For example, we permit exchanges by telephone from a joint account only to another joint account registered in the identical names. There may be additional restrictions on telephone transactions by joint account owners. If you initially choose not to have this option and wish to establish it at a later date, it would be necessary for you to complete the required form requesting this option. Contact your registered representative for more information. PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE FOR QUALIFIED AND TAX-DEFERRED ACCOUNTS.

While telephone redemption is easy and convenient, this account feature involves risk of loss from unauthorized or fraudulent transactions. SM&R will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private, and by immediately reviewing any account statements that we send to you. Make sure to contact SM&R's Investors Services Department immediately about any transaction you believe to be unauthorized.

SECURITY PROCEDURES (NEW)

  TELEPHONE TRANSACTIONS
  The Funds have implemented the following security procedures intended to protect your account from losses resulting from unauthorized or fraudulent telephone instructions: The caller must know:
        (i)   the name of the fund or funds;
        (ii)  all digits of the account number;
        (iii) the exact name and address used in the registration(s); and
        (iv) the Social Security or Employer Identification Number listed on the account(s).

  Anyone with the required account information indicated above (including your broker) can request a telephone transaction in your account. All calls are recorded and/or monitored for verification, record keeping and quality-assurance purposes. Requested proceeds will be forwarded only to an address or bank account designated on the account at the time of the transaction.

  VOICE RESPONSE UNITS (NEW)
  The Funds now have available to shareholders a means by which they can access account information, fund prices, and take advantage of other

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

  features 24-hours a day. To obtain account information you will be required to know your fund number, account number, and your PIN number. As indicated under "Telephone Services" above, you should keep your account information private. We also suggest that you change your PIN number periodically and not provide the number to anyone.

  Neither the Funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone or through the voice response unit that comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable.

  During times of economic turmoil or market volatility, severe weather, or natural disaster you may not be able to reach SM&R by telephone to institute a redemption or exchange.

  For additional restrictions refer to "Exchange Privilege" below.

AUTOMATIC DIVIDEND INVESTMENT. Your dividends and distributions may be paid in cash or invested in any SM&R Mutual Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same SM&R Mutual Fund. You may invest your dividends and distributions (1) into another SM&R Mutual Fund in the same class of shares; or (2) from Class A shares into SM&R Money Market Fund, or vise versa.

  You must comply with the following requirements to invest your dividends and distributions in shares of another SM&R Mutual Fund:
    (1) Your account balance (a) in the SM&R Mutual Fund paying the dividend must be at least $5,000; and (b) the SM&R Mutual Fund receiving the dividend must have an account balance of at least $500.
    (2) Both accounts must have identical registration information, that is they cannot be in different names; and
    (3) You must have elected, in writing, to reinvest dividends into another SM&R Mutual Fund.

AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from your bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.

GROUP SYSTEMATIC INVESTMENT PLAN.  SM&R can establish a Group Systematic
  Investment Plan with an employer having 5 or more participants under a single payroll deduction arrangement. Under this investment plan there is a minimum investment of $20 per individual. Any such plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days written notice. However, all other investment amount minimums apply. Contact SM&R for further information regarding these plans.

EXCHANGE PRIVILEGE. As an investor in the Funds, you may be permitted to exchange shares that you own for shares of other mutual funds managed by SM&R without the payment of an exchange fee, subject to certain conditions. EXCHANGES BETWEEN A FUND AND ANOTHER FUND MANAGED BY SM&R ARE AVAILABLE ONLY IN STATES WHERE THE APPLICABLE FUNDS ARE REGISTERED AND THE EXCHANGE MAY BE LEGALLY MADE. YOU SHOULD CONTACT SM&R TO DETERMINE WHETHER A FUND IS REGISTERED IN A PARTICULAR STATE AND WHETHER AN EXCHANGE IS PERMITTED.

  WE RESERVE THE RIGHT TO TERMINATE OR CHANGE THE TERMS OF ANY EXCHANGE PRIVILEGE AT ANY TIME.

You may exchange Class A, Class B, or Class C shares that you own in the Tax
  Free and Government Bond Funds, without an exchange fee or sales charge, for shares of the corresponding class of another fund managed by SM&R. You also may exchange your Class A or Class B shares for shares of the Primary or Money Market Fund, subject to two conditions:

    - any applicable CDSC period has expired on the shares you wish to exchange (I.E., 13 months in the case of Class A share purchases of $1 million or more and 6 years in the case of Class B share purchases), and
    - you meet any minimum investment requirement for the shares you wish to acquire.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

You CANNOT exchange Class C shares for shares of the Money Market Fund or Primary Fund.

  We waive any sales charges on Class A and Class T shares acquired through an exchange if you previously paid a sales charge on amounts invested in those shares. For example, assume you purchase Class A shares of an Equity Income Fund. You then exchange your Class A shares for shares of the Money Market Fund. Later, you re-exchange those shares of the Money Market Fund for Class A shares of the Tax Free Fund. We would not impose any sales charge upon the re-exchange into Class A shares of the Tax Free Fund because you previously paid a sales charge on amounts invested in those shares. In other words, we will never impose a front-end sales charge on the same investment TWICE.

  Shares of any fund managed by SM&R held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.

  You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met:
    (a) the exchange must be made between accounts that are registered in the same name, address and, if applicable, taxpayer identification number;
    (b) the shares of the Fund acquired through exchange must be qualified for sale in the state in which you reside;
    (c) the dollar amount of a written exchange must meet the minimum investment requirement applicable to the shares of the fund that you would acquire through the exchange;
    (d) the minimum dollar amount of a telephone exchange is $500;
    (e) SM&R must have received full payment for the shares being exchanged;
    (f) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status);
    (g) any shares that you wish to exchange must have been held for at least ten (10) business days; and
    (h) you have received a prospectus for the fund shares you receive in the exchange.

  You may exchange shares you own in the Primary Fund for shares of the Money Market Fund, and vise versa. You may exchange shares you own in the Primary or Money Market Fund for Class A, T, J, or Y shares of a class of another fund managed by SM&R, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You CANNOT exchange shares of the Money Market Fund or Primary Fund for Class B or C shares of another fund.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.

AUTOMATIC CONVERSIONS. Class B shares convert automatically to the appropriate number of Class A shares of equal dollar value after the investor has owned the Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are subject to a lower ongoing 12b-1 fee. If an investor exchanges Class B shares of a fund for Class B shares of another fund managed by SM&R, the purchase date of the original investment will be used to determine the appropriate conversion date.

           SHAREHOLDER'S GUIDE TO INVESTING WITH SM&R'S MUTUAL FUNDS
      -------------------------------------------------------------------

ABUSIVE TRADING PRACTICES (PAGE 33 - REPLACES EXCESSIVE TRADING). Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgement, has been or may be disruptive to a fund. In making this judgement, we may consider trading done in multiple accounts under common ownership or control.

                            DISTRIBUTIONS AND TAXES
      -------------------------------------------------------------------

DISTRIBUTIONS AND TAXABILITY. To avoid taxation of the Funds, the IRS Code requires each Fund to distribute net income and any capital gains realized on its investments annually. A Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

You should verify your tax liability with your tax professional because dividends you receive from the Funds, whether reinvested or taken as cash, are generally considered taxable. Some dividends paid in January may be taxable as if they had been paid the previous December. The Form 1099 that is mailed to you every January details your dividends and their federal tax category.

DISTRIBUTION SCHEDULE (NEW FORMAT - PAGE 34). The following schedule of distributions is provided to let you know when you can expect to receive a distribution from the SM&R Mutual Funds you own. These distributions, under normal circumstances and if earned, will be declared and paid in the months indicated in the following chart.

                         DIVIDENDS    CAPITAL GAINS
SM&R GROWTH FUND         June and       December
                         December
---------------------------------------------------
SM&R EQUITY INCOME     March, June,     December
FUND                    September,
                         December
---------------------------------------------------
SM&R BALANCED FUND     March, June,     December
                        September,
                         December
---------------------------------------------------
SM&R GOVERNMENT BOND      Monthly       December
FUND
---------------------------------------------------
SM&R TAX FREE FUND        Monthly       December
---------------------------------------------------
SM&R PRIMARY FUND       Daily paid      December
                          Monthly
---------------------------------------------------
SM&R MONEY MARKET       Daily paid         --
FUND                      Monthly
---------------------------------------------------

DISTRIBUTIONS AFFECT ON NAVS (NEW). In order to be entitled to a dividend, an investor must have acquired shares of a fund prior to the close of business on the distribution record date. A shareholder should be cautioned, however, before purchasing shares of a fund immediately prior to a distribution. Dividends and distributions paid by the Funds have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by a shareholder represents, in substance, a return of capital.

DIVIDEND REINVESTMENTS. Dividends and capital gains will be automatically reinvested at net asset value in additional shares of the fund

                            DISTRIBUTIONS AND TAXES
      -------------------------------------------------------------------

  unless SM&R is instructed otherwise in writing. Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the funds reserve the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the applicable fund(s). Dividends on capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

  Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business day after SM&R has received the shareholder's written request.

If you are a shareholder of the Tax Free Fund, you should be aware of the fact that the Tax Free Fund intends to distribute tax-exempt dividends that shareholders may exclude from their gross income for federal income tax purposes. However, the Tax Free Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax. Any capital gains distributed by the Tax Free Fund may be taxable. Also, you should also keep in mind that certain income from the Tax Free Fund may be subject to the federal alternative minimum tax.

BACKUP WITHHOLDING. Backup withholding for federal income tax may be applied, where required by current IRS requirements, at the rate of 31% from taxable dividends, distributions, and redemption proceeds (including exchanges) if you fail to furnish the funds with a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

TAXABILITY OF REDEMPTIONS AND EXCHANGES. You should consult with a tax advisor concerning the tax reporting requirements in effect on the redemption or exchange of such shares. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

RIGHTS RESERVED BY THE COMPANY.  The Company, acting through its transfer agent, reserves the right:
    - to waive, lower, or raise investment minimums;
    - to accept initial purchases by telephone from a registered representative;
    - to refuse any purchase order;
    - to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five (5) business days of the transaction;
    - to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur, or has occurred;

                            DISTRIBUTIONS AND TAXES
      -------------------------------------------------------------------

    - to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received;
    - to not act on instructions believed not to be genuine;
    - to eliminate duplicate mailings of fund material to shareholders who reside at the same address; or
    - to otherwise modify the conditions of purchase and any services at any time.